Commitments and Contingencies - Narratives (Details) $ in Millions	1 Months Ended		3 Months Ended	6 Months Ended
	Oct. 31, 2018	Sep. 30, 2017	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) unit	Jan. 31, 2019	Dec. 31, 2018 USD ($)	Sep. 30, 2018	Oct. 31, 2016	Sep. 30, 2015
Loss Contingencies
Leasehold improvements					$ 7.2
Assets under construction					0.8		$ 6.6
Minimum lease payments for leases signed but not yet commenced					57.9
Rent expense			$ 0.4	$ 0.6
Building | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term										10 years
Building | Therapy Catapult Manufacturing Center in Stevenage, United Kingdom
Loss Contingencies
Operating lease rent free period		6 months
Building | Laboratory Space in White City, London
Loss Contingencies
Operating lease contract term			10 years	10 years
Building | Manufacturing Space in Enfield, United Kingdom
Loss Contingencies
Operating lease contract term								15 years
Leasehold improvements					$ 1.2
Number of units (units) | unit					3
Building | Office Space in Rockville, Maryland
Loss Contingencies
Operating lease rent free period	4 months
Building | Office and Manufacturing Space in Rockville, Maryland
Loss Contingencies
Operating lease contract term						16 years
Leasehold improvements					$ 1.1
Minimum lease payments for leases signed but not yet commenced					57.9
Additional Space | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term									15 months
Licensing Agreements
Loss Contingencies
Loss contingency accrual					$ 0.6